             Smith Barney
             New Jersey
             Municipals
             Fund Inc.
             ------------------
             SEMI-ANNUAL REPORT
             ------------------
             September 30, 1999

             [LOGO OF SMITH BARNEY MUTUAL FUNDS]

NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney New Jersey Municipals Fund Inc.

[PHOTO OF HEATH B. MCLENDON]
Chairman

[PHOTO OF JOSEPH P. DEANE]
Vice President and Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney New Jersey Municipals Fund Inc. ("Fund") for the period ended September 30, 1999. We hope you find this report useful and informative. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update
For the six months ended September 30, 1999, the Class A, B and L shares of the Fund had negative total returns of 4.14%, 4.40% and 4.42%, respectively, without sales charges. In comparison, the Lipper Inc. peer group average posted a negative 3.31% for the same period. (Lipper is an independent fund-tracking organization.) Over the six months covered by the report, the Fund distributed income dividends totaling $0.32 per Class A share.

Market and Economic Overview
We believe that the municipal bond market is approaching a temporary bottom. The Federal Reserve Board ("Fed") has implemented two monetary policy adjustments so far in 1999 -- a 25 basis point increase on June 30, 1999 and a 25 basis point increase on August 24, 1999/1/. Fixed income prices have come under some pressure as a result of increasing interest rates, a strong U.S. economy and improving market and economic conditions overseas. However, broad-based inflationary pressures have been absent. In our opinion, long U.S. Treasury yields are competitive. The yield on the 30-year Treasury bond has stayed within a narrow 40 basis point trading range since the beginning of June, currently trading just above 6%, while long-term municipal bonds are yielding approximately 95% of long-term U.S. Treasury bonds. Under typical market


---------------
1 Subsequent to the date of this shareholder letter, on October 5, 1999, the Federal Open Market Committee ("FOMC") voted not to change monetary policy on short-term interest rates. However, it adopted a policy directive toward a `tightening bias', which indicates what kind of change is most likely if the FOMC felt action were necessary between meetings, which are usually held every six to eight weeks.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   1
conditions, municipal bonds yield roughly 85% of similar-maturity U.S. Treasury bonds.

The financial crisis and ensuing global credit crunch that occurred in 1998 caused spreads to widen substantially between municipal securities and U.S. Treasuries. The recent upward pressure on municipal yields appears to result largely from two factors: 1) the lack of demand for municipal bonds by the traditional institutional sectors that have supported the municipal market; and
2) additional pressures resulting from the pre-Y2K avalanche of issues in the taxable market, which has attracted institutional investors who would otherwise buy municipals.

New Jersey Economic Highlights
New Jersey is among the wealthiest of the U.S. states, continuing to rank second as to personal income per capita. Formerly dependent on manufacturing, the Garden State now depends heavily on services and trade. In May 1999, the employment level was 1.4% above the level of a year earlier.

We continue to favor select New Jersey hospital, transportation, and education municipal bonds. Hospitals in New Jersey (and nationally as well) have become better-run businesses and cost containment has been successfully implemented. In addition, recent technological developments have enabled many hospitals to accurately monitor their own financial health and that has been generally positive for the entire industry. Heavy volume in new transportation issues has changed the debt structure of the Garden State, as transportation projects supported by federal and state appropriations have been major factors in transportation improvements. Demographic changes such as an older student population and aging schools have also made it easier for New Jersey officials to get approval for more education bond issuance.

Investment Strategy
The investment objective of the Fund is to provide New Jersey investors with as high a level of income/2/ exempt from Federal and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capital. The Fund's manager is supported by an experienced credit analysis team that utilizes extensive research to identify what they believe to be undervalued issues with less risk potential. Over the period covered by this report, the Fund continued to focus on high-quality issues and remains broadly diversified across various sectors.


---------------
2 Please note that a portion of the income from this Fund may be subject to the Alternative Minimum Tax.


--------------------------------------------------------------------------------
2                                       1999 Semi-Annual Report to Shareholders

As of September 30, 1999, 81.2% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Ratings Services or Moody's Investors Service Inc., and about 48.8% of the Fund's portfolio was invested in AAA-rated bonds, the highest rating. (Standard and Poor's Ratings Services and Moody's Investors Service are two major credit reporting and bond rating agencies.) The Fund's largest holdings are concentrated in hospital bonds (21.3%), industrial development bonds (15.3%) and transportation bonds (14.2%). The Fund's average weighted maturity was 19.6 years as of September 30, 1999.

Municipal Bond Market Outlook
Going forward, we are optimistic about the competitiveness of the tax-exempt bond market. At current levels, we believe that tax-exempt securities represent good relative values.

We think that the recent actions of the Fed were preemptively conservative. Inflation should remain in check, at least in the near term. A possible easing of economic activity as a result of Y2K ramifications could prove positive for fixed income markets.

Looking ahead, we believe that the U.S. economy should remain strong in the coming months with muted inflationary pressures. Recent U.S. economic conditions have created opportunities for municipal securities to catch up with Treasuries, and we continue to see good value at the long end of the market.

In closing, thank you for investing in the Smith Barney New Jersey Municipals Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                   /s/ Joseph P. Deane


Heath B. McLendon                       Joseph P. Deane
Chairman                                Vice President and
                                        Investment Officer

October 15, 1999


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

             Net Asset Value

Period     Beginning     End       Income   Capital Gain   Return of    Total
Ended      of Period  of Period  Dividends  Distributions   Capital Returns/(1)/
--------------------------------------------------------------------------------
9/30/99      $13.26     $12.40     $0.32        $0.00        $0.00      (4.14)%+
--------------------------------------------------------------------------------
3/31/99       13.44      13.26      0.66         0.23         0.00       5.41
--------------------------------------------------------------------------------
3/31/98       12.92      13.44      0.71         0.06         0.00      10.20
--------------------------------------------------------------------------------
3/31/97       12.88      12.92      0.68         0.00         0.00       5.74
--------------------------------------------------------------------------------
3/31/96       12.62      12.88      0.70         0.00         0.00       7.77
--------------------------------------------------------------------------------
3/31/95       12.55      12.62      0.70         0.00         0.00       6.37
--------------------------------------------------------------------------------
3/31/94       13.16      12.55      0.70         0.15         0.00       1.66
--------------------------------------------------------------------------------
3/31/93       12.44      13.16      0.75         0.14         0.01      13.49
--------------------------------------------------------------------------------
3/31/92       12.17      12.44      0.77         0.13         0.04      10.22
--------------------------------------------------------------------------------
3/31/91       11.92      12.17      0.83         0.05         0.01       9.89
--------------------------------------------------------------------------------
3/31/90       11.67      11.92      0.82         0.03         0.00       9.62
--------------------------------------------------------------------------------
Total                              $7.64        $0.79        $0.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

             Net Asset Value

Period     Beginning     End       Income   Capital Gain   Return of    Total
Ended      of Period  of Period  Dividends  Distributions   Capital Returns/(1)/
--------------------------------------------------------------------------------
9/30/99      $13.25     $12.39     $0.28        $0.00        $0.00      (4.40)%+
--------------------------------------------------------------------------------
3/31/99       13.44      13.25      0.59         0.23         0.00       4.80
--------------------------------------------------------------------------------
3/31/98       12.92      13.44      0.64         0.06         0.00       9.66
--------------------------------------------------------------------------------
3/31/97       12.88      12.92      0.62         0.00         0.00       5.23
--------------------------------------------------------------------------------
3/31/96       12.62      12.88      0.63         0.00         0.00       7.20
--------------------------------------------------------------------------------
3/31/95       12.55      12.62      0.62         0.00         0.00       5.76
--------------------------------------------------------------------------------
3/31/94       13.16      12.55      0.63         0.15         0.00       1.15
--------------------------------------------------------------------------------
Inception*
- 3/31/93     12.75      13.16      0.27         0.14         0.01       6.60+
--------------------------------------------------------------------------------
Total                              $4.28        $0.58        $0.01
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

             Net Asset Value

Period     Beginning     End       Income   Capital Gain   Return of    Total
Ended      of Period  of Period  Dividends  Distributions   Capital Returns/(1)/
--------------------------------------------------------------------------------
9/30/99      $13.25     $12.39     $0.28        $0.00        $0.00      (4.42)%+
--------------------------------------------------------------------------------
3/31/99       13.43      13.25      0.58         0.23         0.00       4.78
--------------------------------------------------------------------------------
3/31/98       12.92      13.43      0.63         0.06         0.00       9.50
--------------------------------------------------------------------------------
3/31/97       12.88      12.92      0.61         0.00         0.00       5.17
--------------------------------------------------------------------------------
3/31/96       12.62      12.88      0.63         0.00         0.00       7.17
--------------------------------------------------------------------------------
Inception*
- 3/31/95     11.86      12.62      0.18         0.00         0.00       8.01+
--------------------------------------------------------------------------------
Total                              $2.91        $0.29        $0.00
--------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                   Without Sales Charge/(1)/
                                                 Class A    Class B    Class L
--------------------------------------------------------------------------------
Six Months Ended 9/30/99+                        (4.14)%    (4.40)%    (4.42)%
--------------------------------------------------------------------------------
Year Ended 9/30/99                               (3.44)     (3.95)     (4.01)
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                          5.88       5.32        N/A
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                           6.93        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 9/30/99                        7.43       5.14       6.21
--------------------------------------------------------------------------------

                                                     With Sales Charge/(2)/
                                                 Class A    Class B    Class L
--------------------------------------------------------------------------------
Six Months Ended 9/30/99+                        (7.95)%    (8.61)%    (6.28)%
--------------------------------------------------------------------------------
Year Ended 9/30/99                               (7.29)     (8.02)     (5.88)
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                          5.01       5.16        N/A
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                           6.49        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 9/30/99                        7.04       5.14       5.98
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   5

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                    Without Sales Charge/(1)/
--------------------------------------------------------------------------------
Class A (9/30/89* through 9/30/99)                           95.36%
--------------------------------------------------------------------------------
Class B (Inception* through 9/30/99)                         41.34
--------------------------------------------------------------------------------
Class L (Inception* through 9/30/99)/(2)/                    33.51
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and L shares are April 22, 1988, November 6, 1992 and December 13, 1994, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------
             Growth of $10,000 Invested in Class A Shares of the
                 Smith Barney New Jersey Municipals Fund Inc.
                   vs. Lehman Brothers Municipal Bond Index+
--------------------------------------------------------------------------------
                        September 1989 -- September 1999

                                    [GRAPH]

                              Smith Barney New Jersey   Lehman Bros. Municipal
                                Municipals Fund Inc           Bond Index
             9/31/89                     9,597                  10,000
              Sep-90                    10,520                  11,055
              Sep-91                    11,560                  12,074
              Sep-92                    12,740                  13,281
              Sep-93                    14,459                  14,943
              Sep-94                    14,698                  15,289
              Sep-95                    15,634                  16,427
              Sep-96                    16,849                  17,804
              Sep-97                    17,817                  18,773
              Sep-98                    19,634                  20,784
              Sep-99                    20,696                  22,073


+ Hypothetical illustration of $10,000 invested in Class A shares on September 30, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through September 30, 1999. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million dated since January 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   7

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                             September 30, 1999
--------------------------------------------------------------------------------
Portfolio Breakdown

                                  [PIE CHART]

 2.5%     Solid Waste
 5.0%     Life Care
11.1%     General Obligation
21.3%     Hospital
 7.7%     Utilities
 6.6%     Other
 0.5%     Water & Sewer
 9.1%     Education
15.3%     Industrial Development
 2.4%     Pollution Control
 4.3%     Housing
14.2%     Transportation


Summary of Investments by Combined Ratings


                                     Standard &                Percentage of
  Moody's           and/or             Poor's                Total Investments
--------------------------------------------------------------------------------
   Aaa                                   AAA                         48.8%
   Aa                                    AA                          13.9
    A                                     A                           1.8
   Baa                                   BBB                         16.7
   Ba                                    BB                           4.5
    B                                     B                           0.6
   NR                                    NR                          13.7
                                                                    -----
                                                                    100.0%
                                                                    -----

--------------------------------------------------------------------------------
8                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                          September 30, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT     RATING(a)                          SECURITY                                          VALUE
------------------------------------------------------------------------------------------------------------
Education -- 9.1%
                           East Orange Board of Education, COP, FSA-Insured:
$   1,400,000    AAA          Zero coupon due 8/1/14                                              $ 614,250
    1,000,000    AAA          Zero coupon due 8/1/15                                                411,250
    1,845,000    AAA          Zero coupon due 2/1/19                                                606,544
    2,845,000    AAA          Zero coupon due 2/1/23                                                729,031
    2,845,000    AAA          Zero coupon due 2/1/27                                                572,556
      750,000    AAA       Hamilton Township-Mercer County Board of Education,
                              COP, Series B, FSA-Insured, 7.000% due 12/15/15                       790,312
    1,000,000    AAA       Lumberton Township School District, COP, MBIA-Insured,
                              6.100% due 10/1/13                                                  1,043,750
                           New Jersey EDA, Revenue:
    1,030,000    AAA          Educational Testing Service, Series A,
                                 4.750% due 5/15/25                                                 863,912
      550,000    Aa3*         Princeton Montessori Society, LOC Banque National
                                 De Paris, Series S, 6.500% due 6/1/12                              570,625
                           New Jersey State Educational Facilities Financing
                              Authority Revenue:
      950,000    NR              Caldwell College, Series A, 7.250% due 7/1/25                      992,750
    2,700,000    NR              Fairleigh Dickinson University, Series C,
                                   6.625% due 7/1/23                                              2,747,250
      550,000    BBB             Monmouth University, Series D, 5.125% due 7/1/24                   481,937
    1,250,000    AAA             Seton Hall University Project, Series F,
                                   AMBAC-Insured, 5.000% due 7/1/21                               1,150,000
                                 St. Peters College, Series B:
    1,000,000    BBB               5.375% due 7/1/18                                                917,500
    2,000,000    BBB               5.500% due 7/1/27                                              1,822,500
    2,360,000    AAA       New Jersey State Higher Education Assistance Authority,
                              Student Loan Revenue, New Jersey Class Loan Program,
                              Series A, MBIA-Insured, 5.800% due 6/1/16(b)
                           2,362,950 Rutgers State University Revenue:
      600,000    AA           Refunding, Series A, 6.400% due 5/1/13                                656,250
                              Series U:
    1,810,000    AAA++           5.000% due 5/1/20                                                1,642,575
    1,905,000    AAA++           5.000% due 5/1/21                                                1,721,644
------------------------------------------------------------------------------------------------------------
                                                                                                 20,697,586
------------------------------------------------------------------------------------------------------------
General Obligation -- 11.1%
                           Essex County Improvement Authority, Lease Revenue, GO,
                              AMBAC-Insured:
      500,000    AAA             5.000% due 4/1/14                                                  475,625
      850,000    AAA             5.125% due 4/1/29                                                  765,000
      200,000    AAA       Hudson County GO, FGIC-Insured, 6.550% due 7/1/10                        226,500
      500,000    AAA       Jersey City GO, Series 1991B, FSA-Insured,
                              8.400% due 5/15/06                                                    603,750
      650,000    AAA       Lakewood Township School District, GO, Series 92,
                              AMBAC-Insured, 6.250% due 2/15/11                                     715,813

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  9

-----------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
-----------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(a)                          SECURITY                                           VALUE
-----------------------------------------------------------------------------------------------------------
General Obligation -- 11.1% (continued)
                           Morris Township GO:
$     550,000    Aa1*         6.550% due 7/1/09                                                 $   618,063
      550,000    Aa1*         6.550% due 7/1/10                                                     617,375
      500,000    Aa1*         6.550% due 7/1/11                                                     561,250
                           New Jersey State GO:
    2,500,000    AA+          Series D, 8.000% due 2/15/07                                        2,990,625
    9,000,000    AA+          4.500% due 2/1/18                                                   7,638,750
    1,500,000    AAA       North Bergen Township GO, FSA-Insured,
                              8.000% due 8/15/07                                                  1,811,250
                           Parsippany-Troy Hills Township GO, MBIA-Insured:
      550,000    AAA          5.000% due 12/1/16                                                    520,437
      565,000    AAA          5.000% due 12/1/17                                                    529,687
    4,620,000    AAA       Plainfield Board of Education, GO, FSA-Insured,
                              5.000% due 8/1/20                                                   4,273,500
      500,000    AAA       South Amboy GO, MBIA-Insured, 6.375% due 12/1/10                         531,250
      854,000    AAA       Weehawken Township GO, FSA-Insured, 6.350% due 7/1/07                    895,632
                           West Windsor/Plainsboro GO, Regional School District:
      180,000    AA           6.750% due 4/1/06                                                     200,700
      490,000    AA           6.750% due 4/1/07                                                     550,637
      435,000    AA           6.800% due 4/1/08                                                     493,181
      170,000    AA           6.800% due 4/1/09                                                     193,375
-----------------------------------------------------------------------------------------------------------
                                                                                                 25,212,400
-----------------------------------------------------------------------------------------------------------
Hospital -- 21.3%
                           Camden County Improvement Authority Revenue:
    3,775,000    Ba2*         Health Care Redevelopment Project, Cooper Health,
                                 5.875% due 2/15/15                                               2,958,656
    1,000,000    AAA          Health Systems, Catholic Health East, Series B,
                                 AMBAC-Insured, 5.000% due 11/15/18                                 910,000
    2,500,000    AAA       New Jersey EDA, Nursing Home Revenue,
                              RWJ Health Care Corp., FSA-Insured, 6.500% due
                              7/1/24 New Jersey Health Care Facilities                            2,656,250
                           Financing Authority Revenue:
    2,715,000    AAA          Barnert Hospital, MBIA/FHA-Insured, 5.000% due 8/1/25               2,399,381
                              Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured:
    1,200,000    AAA             Pre-refunded--Escrowed with U.S. government
                                   securities to 7/1/01 Call @ 102, 6.500% due 7/1/12             1,269,000
      200,000    AAA             Unrefunded Balance, 6.500% due 7/1/12                              209,750
      850,000    AAA             6.500% due 7/1/21                                                  898,875
    2,500,000    AAA          Cathedral Health Services Inc., MBIA/FHA-Insured,
                                 5.250% due 8/1/21                                                2,337,500
                              Columbus Hospital, Series A:
      450,000    B               7.200% due 7/1/01                                                  452,745
    1,000,000    B               7.500% due 7/1/21                                                1,017,500
    2,300,000    Baa2*        Deborah Heart & Lung Center, 6.300% due 7/1/23                      2,343,125
      750,000    BBB+         East Orange General Hospital, Series B, 7.750% due 7/1/20             774,818


                              See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------

10                                      1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

FACE
AMOUNT   RATING(a)                   SECURITY                                  VALUE
--------------------------------------------------------------------------------------
Hospital -- 21.3% (continued)
$1,250,000  AAA       Hackensack University Medical Center, MBIA-Insured,
                        Series B, 5.200% due 1/1/28                        $ 1,143,750
                      Medical Center at Princeton Obligation Group,
                        AMBAC-Insured:
 1,000,000  AAA           5.000% due 7/1/23                                    888,750
   750,000  AAA           5.000% due 7/1/28                                    657,188
   825,000  AAA       Medical Center of Ocean County, FSA-Insured,
                        6.750% due 7/1/20                                      876,563
 3,000,000  AAA       Meridian Health System Obligation Group, FSA-Insured,
                        5.250% due 7/1/19                                    2,857,500
   825,000  AAA       Muhlenberg Regional Medical Center, Series B,
                        AMBAC-Insured, 8.000% due 7/1/18                       837,622
   295,000  Ba3*      Newcomb Medical Center, Series A, 7.875% due 7/1/03      299,425
                      Pascack Valley Hospital Association:
 2,000,000  BBB         5.125% due 7/1/18                                    1,767,500
 5,000,000  BBB         5.125% due 7/1/28                                    4,231,250
 3,700,000  NR        Raritan Bay Medical Center, 7.250% due 7/1/27          3,667,625
                      St. Barnabas Hospital Obligation Group, MBIA-Insured:
   750,000  AAA         Zero coupon due 7/1/16                                 290,625
 3,700,000  AAA         Zero coupon due 7/1/17                               1,345,875
 3,450,000  AAA         Zero coupon due 7/1/23                                 862,500
 2,500,000  Aaa*      St. Barnabas Medical Center, MBIA-Insured, Series A,
                        5.000% due 7/1/23                                    2,237,500
 2,000,000  BBB       St. Elizabeth's Hospital, 6.000% due 7/1/14            1,987,500
 2,750,000  Baa1*     St. Mary Hospital, 5.875% due 7/1/12                   2,739,688
 2,000,000  Baa1*     Southern Ocean County Hospital, Series A,
                        6.250% due 7/1/23                                    2,010,000
 1,500,000  AAA     University Medicine & Dentistry, Series A, MBIA-Insured,
                      5.000% due 9/1/22                                      1,346,250
--------------------------------------------------------------------------------------
                                                                            48,274,711
--------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.3%
 1,500,000  AAA     Newark Housing Financing Corp., Mortgage Revenue,
                      Refunding, Manor Apartments, Series A, FHA-Insured,
                      7.500% due 2/15/24                                     1,591,875
                    New Jersey State Housing & Mortgage Finance Agency,
                      Multi-Family Housing Revenue:
 2,550,000  AAA         Presidential Plaza, Series 1, FHA-Insured,
                          7.000% due 5/1/30(c)                               2,703,000
 1,000,000  AA          Regency Park Project, Series H, GNMA-Collateralized,
                          7.700% due 11/1/30                                 1,021,240
--------------------------------------------------------------------------------------
                                                                             5,316,115
--------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

FACE
AMOUNT   RATING(a)                   SECURITY                                   VALUE
Housing: Single-Family -- 2.0%
                    New Jersey State Housing & Mortgage Finance Agency
                      Revenue, Home Buyer:
$1,940,000  AAA         Series R, MBIA-Insured, 5.750% due 4/1/17(c)        $1,976,375
 2,250,000  AAA         Series Z, MBIA-Insured, 5.700% due 10/1/17           2,255,625
   380,000  AAA     Virgin Islands HFA, Single-Family Mortgage Revenue,
                      Series A, GNMA-Collateralized, 6.500% due
                      3/1/25(b)                                                391,875
--------------------------------------------------------------------------------------
                                                                             4,623,875
--------------------------------------------------------------------------------------
Industrial Development -- 15.3%
   650,000  BBB+    Essex County Improvement Authority, Lease Revenue,
                      6.600% due 4/1/14                                        714,188
                    New Jersey EDA, EDR:
 1,495,000  BBB+      Preston Trucking Co., 6.500% due 9/1/14                1,539,850
   995,000  Aaa*      Series L, 7.100% due 12/1/11 (b)                       1,045,994
 1,320,000  NR        Station Plaza Park and Ride LP Project,
                        6.625% due 7/1/03(b)                                 1,351,350
 1,000,000  NR        Trane Division, 1990 Project, 9.500% due
                      9/1/00                                                 1,031,550
 1,235,000  NR        Zirbser-Greenbriar Inc., Series A, 7.375% due
                      7/15/03                                                1,287,488
 1,500,000  BB+     New Jersey EDA, Electric Energy Facility Revenue,
                      Vineland Cogeneration LP Project, 7.875% due
                      6/1/19(b)                                              1,599,375
 1,000,000  AAA     New Jersey EDA, Natural Gas Facilities Revenue,
                      NUI Corp., Series A, AMBAC-Insured, 6.350% due
                      10/1/22                                                1,052,500
                    New Jersey EDA, Revenue:
                      Cadbury Corp. Project, ACA-Insured, Series A:
   750,000  A           5.500% due 7/1/18                                      727,500
 1,250,000  A           5.500% due 7/1/28                                    1,182,813
   970,000  Aa3*      Economic Growth, Series A, LOC Banque Nationale
                      de Paris, 6.550% due 12/1/07(b)                        1,007,588
                      First Mortgage, Fellowship Village, Series A:
 2,000,000  BBB-        5.500% due 1/1/18                                    1,840,000
 2,500,000  BBB-        5.500% due 1/1/25                                    2,237,500
                      Harrogate Inc., Series A:
 2,000,000  BBB         5.750% due 12/1/16                                   1,937,500
 1,500,000  BBB         5.875% due 12/1/26                                   1,443,750
 1,000,000  A+        Morris Hall/St. Lawrence Project, Series A,
                        LOC Corestates First Bank, 6.250% due 4/1/25         1,013,750
 3,750,000  NR        Sr. Mortgage, Arbor Glen, Series A, 6.000% due
                        5/15/28                                              3,520,313
 3,890,000  BB      New Jersey EDA, Special Facility Revenue, Continental
                      Airlines Inc. Project, 5.500% due 4/1/28(b)            3,355,125
 1,000,000  AAA     New Jersey EDA, State Contract, Economic Recovery
                      Revenue, Series A, FSA-Insured, 6.000% due
                      3/15/21                                                1,022,500

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

FACE
AMOUNT   RATING(a)                   SECURITY                                   VALUE
--------------------------------------------------------------------------------------
Industrial Development -- 15.3% (continued)
$5,000,000  Aaa*    New Jersey EDA, State Lease Revenue, Bergen County
                      Administration Complex, MBIA-Insured,
                      4.750% due 11/15/26                                  $ 4,181,250
 1,500,000  BBB+    New Jersey EDA, Terminal Revenue, GATX Terminal Corp.,
                      Series 1994, 7.300% due 9/1/19                         1,635,000
--------------------------------------------------------------------------------------
                                                                            34,726,884
--------------------------------------------------------------------------------------
Life Care -- 5.0%
                    New Jersey EDA Revenue, First Mortgage, Keswick Pines:
 2,885,000  NR        5.700% due 1/1/18                                     2,683,050
 2,800,000  NR        5.750% due 1/1/24                                     2,562,000
                    New Jersey EDA, EDR:
   950,000  Aaa*      Eagle Rock Convalescent, Inc., GNMA-Collateralized,
                        7.375% due 12/20/06                                 1,004,625
 5,250,000  BBB-      Refunding United Methodist Homes, 5.125% due
                        7/1/25                                              4,357,500
   745,000  AAA     New Jersey Health Care Facilities Financing
                      Authority Revenue, Spectrum for Living, Series B,
                      FHA-Insured, 6.500% due 2/1/22                          776,663
-------------------------------------------------------------------------------------
                                                                           11,383,838
-------------------------------------------------------------------------------------
Miscellaneous -- 6.6%
   615,000  A       Atlantic City COP, Series 1991, 8.875% due 1/15/13        802,575
 2,500,000  AAA     Atlantic County COP, Public Facilities Lease Agreements,
                      FGIC-Insured, 7.400% due 3/1/09(c)                    2,946,875
 1,000,000  AAA     Essex County Improvement Authority, Parking Facilities
                      Revenue, AMBAC-Insured, 5.000% due 10/1/17              916,250
   240,000  A+      Hudson County Improvement Authority, (Essential Purpose
                      Pooled Governmental Loan Project), Series 1986,
                      Remarketed 11/1/90, 7.600% due 8/1/25                   250,464
 1,500,000  AAA     Middlesex County COP, MBIA-Insured, 5.000% due
                      2/15/19                                               1,378,125
 1,000,000  Aaa*    Morristown Parking Authority, Guaranteed Revenue,
                      FSA-Insured, 5.150% due 8/1/25                          913,750
 1,750,000  AAA     New Brunswick Housing Authority, Lease Revenue,
                      Rutgers University, FGIC-Insured, 4.750% due
                      7/1/18                                                1,531,250
 1,000,000  AAA     New Brunswick Parking Authority Revenue, Series A,
                      FGIC-Insured, 6.500% due 9/1/19                       1,057,500
   480,000  BBB+    New Jersey EDA, EDR, National Association of
                      Accountants, 7.650% due 7/1/09                          499,800
 1,000,000  NR      New Jersey EDA, Waste Paper Recycling Revenue,
                      (Marcal Paper Mills Inc. Project), 8.500% due
                      2/1/10(b)                                             1,131,250
 3,000,000  AAA     New Jersey Sports and Exposition Authority,
                      Monmouth Park, Series A, (Pre-Refunded --
                      Escrowed with U.S. government securities to
                      1/1/05 Call @ 102), 8.000% due 1/1/25                 3,498,750
-------------------------------------------------------------------------------------
                                                                           14,926,589
-------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

FACE
AMOUNT   RATING(a)                   SECURITY                                 VALUE
--------------------------------------------------------------------------------------
Pollution Control -- 2.4%
                    Middlesex County Pollution Control Authority Financing
                      Revenue, Amerada Hess Corp.:
$1,000,000  NR          7.875% due 6/1/22                                  $ 1,113,750
 2,000,000  NR          6.875% due 12/1/22(c)                                2,102,500
 2,150,000  NR      New Jersey EDA, Revenue, Sewer Facilities,
                      Atlantic City Sewer Co., 7.250% due 12/1/11(b)         2,287,063
--------------------------------------------------------------------------------------
                                                                             5,503,313
--------------------------------------------------------------------------------------
Solid Waste -- 2.5%
 1,950,000  BB++    Atlantic County Utilities Authority, Solid Waste Revenue,
                      7.125% due 3/1/16                                      1,940,250
 2,500,000  Aa2*    Mercer County Improvement Authority, County Guaranteed
                      Solid Waste Revenue, 5.750% due 9/15/16                2,528,125
 1,250,000  Aa3*    New Jersey EDA, Solid Waste Revenue Disposal Facility,
                      Garden State Paper Co., LOC Toronto Dominion Bank,
                      7.125% due 4/1/22                                      1,284,375
--------------------------------------------------------------------------------------
                                                                             5,752,750
--------------------------------------------------------------------------------------
Transportation -- 14.2%
   800,000  Baa1*   Essex County Improvement Authority, Airport Project
                      Revenue, 6.800% due 11/1/21(b)                          831,000
 1,000,000  Baa1*   New Jersey EDA, EDR, (American Airlines Inc. Project),
                      7.100% due 11/1/31(b)                                 1,051,250
 4,000,000  AAA     New Jersey EDA, Transportation Project, Sublease,
                      Series A, FSA-Insured, 5.250% due 5/1/17              3,845,000
                    New Jersey State Transportation Trust Fund Authority,
                      Transportation System, Series A:
 3,500,000  Aa2*        5.750% due 6/15/16                                  3,570,000
 6,030,000  Aa2*        5.000% due 6/15/17                                  5,585,287
                    Port Authority of New York & New Jersey:
 1,500,000  AA-       67th Series, 6.875 % due 1/1/25                       1,524,225
                      Special Obligation Revenue:
 3,500,000  NR          5th Installment, 6.750% due 10/1/19(b)              3,666,250
 2,000,000  AAA         96th Series, FGIC-Insured, 6.600% due 10/1/23(b)    2,132,500
                    South Jersey Transportation Authority, Transportation
                      System Revenue, AMBAC-Insured:
 2,000,000  AAA         5.000% due 11/1/18                                 1,830,000
 1,000,000  AAA         5.000% due 11/1/19                                   911,250
 7,885,000  AAA         5.125% due 11/1/22                                 7,214,775
------------------------------------------------------------------------------------
                                                                          32,161,537
------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT  RATING(a)               SECURITY                                        VALUE
Utilities -- 7.7%
$  700,000  Baa1*   Beachwood Sewer Authority Revenue, Jr. Lien,
                      6.500% due 12/1/12                                        $  729,750
 1,000,000  AAA     Bordentown Sewer Authority Revenue, Series C,
                      MBIA-Insured, 6.900% due 12/1/16                           1,045,000
                    Camden County Municipal Utilities Authority,
                      Sewer Revenue, FGIC-Insured:
 1,500,000  AAA         5.250% due 7/15/16                                       1,440,000
 1,000,000  AAA         5.250% due 7/15/17                                         953,750
 2,500,000  AAA     Hamilton Township, Atlantic County Municipal Utilities
                      Authority, FGIC-Insured, 5.000% due 8/15/17                2,293,750
 1,385,000  AAA     Kearny Municipal Utilities Authority Revenue,
                      FGIC-Insured, 7.300% due 11/15/18                          1,644,688
 1,300,000  AAA     Middlesex County Improvement Authority, Utilities System
                      Revenue, Perth Amboy Franchise Project, Series A,
                      AMBAC-Insured, 5.000% due 9/1/29                           1,145,625
 1,000,000  AAA     Middlesex County Utilities Authority, Sewer Revenue,
                      Series A, MBIA-Insured, 6.250% due 8/15/10                 1,095,000
 2,465,000  Aaa*    Mount Holly Municipal Utilities Authority, Sewer
                      Revenue, MBIA-Insured, 4.750% due 12/1/28                  2,058,275
 1,000,000  AAA     New Jersey EDA, Natural Gas Facilities Revenue,
                      (New Jersey Natural Gas Co. Project), Series A,
                      AMBAC-Insured, 6.250% due 8/1/24                           1,040,000
   750,000  AAA     Old Bridge Township Municipal Utilities Authority Revenue,
                      FGIC-Insured, 6.400% due 11/1/09                             801,562
 1,000,000  AAA     Southeast Morris County Municipal Utilities Authority,
                      Water Revenue, Series A, FGIC-Insured, 6.500% due 1/1/11   1,040,000
                    Union County Utilities Authority:
 1,000,000  AAA       Sr. Lease Obligation, Ogden Martin, Series A,)
                        5.000% due 6/1/23(b)                                       883,750
                      Capital Appreciation, County Deficiency, Series C1:
   275,000  Aaa*        Zero coupon due 6/15/13                                    130,625
   275,000  Aaa*        Zero coupon due 6/15/14                                    122,719
   275,000  Aaa*        Zero coupon due 6/15/15                                    115,844
   280,000  Aaa*        Zero coupon due 6/15/16                                    108,850
   275,000  Aaa*        Zero coupon due 6/15/17                                    101,406
   275,000  Aaa*        Zero coupon due 6/15/18                                     94,187
                      Capital Appreciation, County Deficiency, Series C2:
   310,000  Aaa*        Zero coupon due 6/15/13                                    148,025
   310,000  Aaa*        Zero coupon due 6/15/14                                    138,337
   310,000  Aaa*        Zero coupon due 6/15/15                                    130,587
   305,000  Aaa*        Zero coupon due 6/15/16                                    118,569
   310,000  Aaa*        Zero coupon due 6/15/17                                    114,312
   310,000  Aaa*        Zero coupon due 6/15/18                                    106,175
------------------------------------------------------------------------------------------
                                                                                17,600,786
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------


 FACE
AMOUNT         RATING(a)               SECURITY                                    VALUE
------------------------------------------------------------------------------------------
Water and Sewer -- 0.5%
$1,000,000  NR      New Jersey EDA Water Facilities Revenue, (American
                      Water Co. Inc. Project), 7.400% due 11/1/01(b)          $  1,033,750
------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost-- $232,304,049**)                                   $227,214,134
==========================================================================================

(a) All ratings are by Standard & Poor's Rating Service with the exception of those identified by an asterisk (*) or a double dagger (++), which are rated by Moody's Investor Service, Inc. and Fitch IBCA, Inc., respectively.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)  Security segregated by Custodian for open purchase commitments.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 17 through 19 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
        Capacity to pay interest and repay principal is extremely strong.
AA   -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A    -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB  -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB   -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa  -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa   -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A    -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa  -- Bonds that are rated "Baa" are considered as medium grade obligations,
        i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba   -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B    -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  17

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------
Fitch IBCA, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AAA    -- Bonds rated AAA by Fitch have the lowest expectation of credit risk.
          The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events

BBB    -- Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB     -- Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.


Short-Term  Security Ratings (unaudited)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
    Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG   -- Association of Bay Area Governments
ACA    -- American Credit Association
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
EDR    -- Economic Development Revenue
FAIRS  -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financing Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation Bonds
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
RIBS   -- Residual Interest Bonds
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 1999
--------------------------------------------------------------------------------
 ASSETS:
   Investments, at value (Cost -- $232,304,049)                    $227,214,134
   Cash                                                                  32,873
   Interest receivable                                                3,550,390
   Receivable for Fund shares sold                                       87,520
--------------------------------------------------------------------------------
   Total Assets                                                     230,884,917
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   3,651,790
   Investment advisory fees payable                                      55,674
   Administration fees payable                                           40,685
   Distribution fees payable                                             15,581
   Accrued expenses                                                      49,430
--------------------------------------------------------------------------------
   Total Liabilities                                                  3,813,160
--------------------------------------------------------------------------------
Total Net Assets                                                   $227,071,757
================================================================================
NET ASSETS:
   Par value of capital shares                                     $     18,322
   Capital paid in excess of par value                              231,353,770
   Undistributed net investment income                                  148,150
   Accumulated net realized gain from securities transactions           641,430
   Net unrealized depreciation of investments                        (5,089,915)
--------------------------------------------------------------------------------
Total Net Assets                                                   $227,071,757
================================================================================
Shares Outstanding:
   Class A                                                           12,440,168
   -----------------------------------------------------------------------------
   Class B                                                            5,080,988
   -----------------------------------------------------------------------------
   Class L                                                              800,423
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                        $12.40
   -----------------------------------------------------------------------------
   Class B*                                                              $12.39
   -----------------------------------------------------------------------------
   Class L**                                                             $12.39
   -----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 4.17% of net asset value per share)     $12.92
   -----------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)     $12.52
================================================================================
* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1999
INVESTMENT INCOME:
   Interest                                                         $ 6,893,862
--------------------------------------------------------------------------------

EXPENSES:
   Distribution fees (Note 4)                                           371,804
   Investment advisory fees (Note 4)                                    357,462
   Administration fees (Note 4)                                         238,308
   Shareholder and system servicing fees                                 43,828
   Shareholder communications                                            20,406
   Audit and legal                                                       19,554
   Registration fees                                                     10,028
   Pricing service fees                                                   9,525
   Directors' fees                                                        7,271
   Custody                                                                6,434
   Other                                                                  3,761
--------------------------------------------------------------------------------
   Total Expenses                                                     1,088,381
--------------------------------------------------------------------------------
Net Investment Income                                                 5,805,481
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS (NOTE 5):
   Realized Loss From Security Transactions
   (excluding short-term securities):
     Proceed from sales                                              39,749,663
     Cost of securities sold                                         40,851,107
--------------------------------------------------------------------------------
   Net Realized Loss                                                 (1,101,444)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation) of investments:
     Beginning of period                                              9,928,846
     End of period                                                   (5,089,915)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                          (15,018,761)
--------------------------------------------------------------------------------
Net Loss on Investments                                             (16,120,205)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                             $(10,314,724)
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1999 (unaudited) and the Year Ended March 31, 1999

                                                    September 30     March 31
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                          $  5,805,481    $  11,387,917
   Net realized gain (loss)                         (1,101,444)       4,425,358
   Increase in net unrealized depreciation         (15,018,761)      (3,694,376)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                                (10,314,724)      12,118,899
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
   Net investment income                            (5,653,993)     (11,425,954)
   Net realized gains                                       --       (4,138,625)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (5,653,993)     (15,564,579)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                 16,454,731       37,708,339
   Net asset value of shares issued for
     reinvestment of dividends                       3,194,600        9,304,918
   Cost of shares reacquired                       (24,631,220)     (25,846,205)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                        (4,981,889)      21,167,052
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                  (20,950,606)      17,721,372
NET ASSETS:
   Beginning of period                             248,022,363      230,300,991
--------------------------------------------------------------------------------
   End of period*                                 $227,071,757     $248,022,363
================================================================================
*  Includes undistributed (overdistributed) net
     investment income of:                            $148,150          ($3,338)

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (g) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

CFBDS, Inc. ("CFBDS"), acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from Initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge.

--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
For the six months ended September 30, 1999, SSB and CFBDS received sales charges of $113,000 and $18,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                            Class A      Class B       Class L
--------------------------------------------------------------------------------
CDSCs                                       $7,000       $42,000       $3,000
--------------------------------------------------------------------------------


Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended September 30, 1999, total Distribution Plan fees incurred were:

                                           Class A       Class B       Class L
--------------------------------------------------------------------------------
Distribution Plan Fees                     $121,562     $215,862       $34,380
--------------------------------------------------------------------------------


All officers and one Director of the Fund are employees of SSB.

5. Investments

During the six months ended September 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $34,551,395
--------------------------------------------------------------------------------
Sales                                                                39,749,663
--------------------------------------------------------------------------------

At September 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $  5,692,937
Gross unrealized depreciation                                       (10,782,852)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (5,089,915)
--------------------------------------------------------------------------------


6. Capital Shares

At September 30, 1999, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At September 30, 1999, total paid-in capital amounted to the following for each class:

                                             Class A      Class B      Class L
--------------------------------------------------------------------------------
Total Paid-in Capital                     $153,492,708  $67,269,183  $10,610,201
--------------------------------------------------------------------------------


Transactions in shares of each class were as follows:

                               Six Months Ended               Year Ended
                              September 30, 1999            March 31, 1999
                          --------------------------  --------------------------
                             Shares        Amount        Shares        Amount
================================================================================
Class A
Shares sold                  826,818   $ 10,594,347    1,710,440    $23,029,562
Shares issued on
 reinvestment                169,201      2,163,898      468,877      6,294,593
Shares reacquired         (1,342,896)   (17,270,255)  (1,171,864)   (15,777,162)
--------------------------------------------------------------------------------
Net Increase (Decrease)     (346,877)  $ (4,512,010)   1,007,453   $ 13,546,993
================================================================================
Class B
Shares sold                  288,377   $  3,713,676      834,214   $ 11,214,455
Shares issued on reinvestment 69,149        883,627      198,587      2,663,886
Shares reacquired           (509,580)    (6,555,202)    (694,084)    (9,335,744)
--------------------------------------------------------------------------------
Net Increase (Decrease)     (152,054)  $ (1,957,899)     338,717    $ 4,542,597
================================================================================
Class L+
Shares sold                  165,255   $  2,146,708      256,602    $ 3,464,322
Shares issued on reinvestment 11,520        147,075       25,853        346,439
Shares reacquired            (62,676)      (805,763)     (54,400)      (733,299)
--------------------------------------------------------------------------------
Net Increase                 114,099   $  1,488,020      228,055    $ 3,077,462
================================================================================
+ On June 12, 1998, Class C shares were renamed Class L shares.

--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31, except where noted:

Class A Shares                 1999(1)(2) 1999(2)  1998     1997    1996   1995
--------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period         $13.26   $13.44  $12.92   $12.88  $12.62  $12.55
--------------------------------------------------------------------------------
Income (Loss)From Operations:
   Net investment income         0.33     0.66    0.70     0.70    0.70    0.70
   Net realized and
     unrealized gain (loss)     (0.87)    0.05    0.59     0.02    0.26    0.07
--------------------------------------------------------------------------------
Total Income (Loss)
   From Operations              (0.54)    0.71    1.29     0.72    0.96    0.77
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income        (0.32)   (0.66)  (0.71)   (0.68)  (0.70)  (0.70)
   Net realized gains           --       (0.23)  (0.06)   --      --      --
--------------------------------------------------------------------------------
Total Distributions             (0.32)   (0.89)  (0.77)   (0.68)  (0.70)  (0.70)
--------------------------------------------------------------------------------
Net Asset Value, End of Period $12.40+  $13.26  $13.44   $12.92  $12.88  $12.62
--------------------------------------------------------------------------------
Total Return                    (4.14)%++ 5.41%  10.20%    5.74%   7.77%   6.37%
--------------------------------------------------------------------------------
Net Assets,
   End of Period (millions)      $154     $170    $158     $148    $154    $107
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                     0.75%++  0.75%   0.75%    0.76%   0.84%   0.88%*
   Net investment income        5.05+    4.89    5.22     5.44    5.41    5.61
--------------------------------------------------------------------------------
Portfolio Turnover Rate           14%      52%     55%      36%     22%     32%
================================================================================

(1)  For the six months ended September 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 0.89% for the year ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended March 31, except where noted:

Class B Shares                          1999(1)(2)  1999(2)      1998    1997     1996   1995
-------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                   $13.25     $13.44      $12.92   $12.88  $12.62  $12.55
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                   0.29       0.59        0.63     0.64    0.63    0.63
   Net realized and
     unrealized gain (loss)               (0.87)      0.04        0.59     0.02    0.26    0.06
---------------------------------------------------------------------------------------------------
Total Income (Loss)
   From Operations                        (0.58)      0.63        1.22     0.66    0.89    0.69
Less Distributions From:
   Net investment income                  (0.28)     (0.59)      (0.64)   (0.62)  (0.63)  (0.62)
   Net realized gains                        --      (0.23)      (0.06)      --      --      --
---------------------------------------------------------------------------------------------------
Total Distributions                       (0.28)     (0.82)      (0.70)   (0.62)  (0.63)  (0.62)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $12.39     $13.25     $ 13.44   $12.92  $12.88  $12.62
---------------------------------------------------------------------------------------------------
Total Return                              (4.40)%++   4.80%       9.66%    5.23%   7.20%   5.76%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $62,946    $69,350     $65,773  $62,249 $63,272 $55,334
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                1.27%+     1.28%       1.27%    1.28%   1.36%   1.39%*
   Net investment income                   4.53+      4.37        4.70     4.92    4.90    5.09
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      14%        52%         55%     36%      22%     32%
===================================================================================================

(1)  For the six months ended September 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 1.40% for the year ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31, except where noted:

Class L Shares                   1999(1)(2)     1999(2)(3)    1998       1997    1996    1995(4)
-------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period              $13.25        $13.43     $12.92     $12.88   $12.62    $11.86
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income              0.29          0.58       0.61       0.63     0.62      0.20
   Net realized and
     unrealized gain (loss)          (0.87)         0.05       0.59       0.02     0.27      0.74
----------------------------------------------------------------------------------------------------
Total Income (Loss)
   From Operations                   (0.58)         0.63       1.20       0.65     0.89      0.94
Less Distributions From:
   Net investment income             (0.28)        (0.58)     (0.63)     (0.61)   (0.63)    (0.18)
   Net realized gains                   --         (0.23)     (0.06)        --       --        --
----------------------------------------------------------------------------------------------------
Total Distributions                  (0.28)        (0.81)     (0.69)     (0.61)   (0.63)    (0.18)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $12.39        $13.25     $13.43     $12.92   $12.88    $12.62
Total Return                         (4.42)%++      4.78%      9.50%      5.17%    7.17%     8.01%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)    $9,913        $9,093     $6,153     $4,861   $3,812      $248
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                           1.32%         1.32%      1.39%      1.32%    1.41%     1.44%*+
   Net investment income              4.49          4.32       4.58       4.88     4.82      5.05+
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 14%           52%        55%        36%      22%       32%
----------------------------------------------------------------------------------------------------

(1)  For the six months ended September 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from December 13, 1994 (inception date) to March 31, 1995.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 1.45% for the period ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  29

                                                  [LOGO OF SALOMON SMITH BARNEY]
                                                           A member of citigroup

Directors                                Custodian
Herbert Barg                             PNC Bank, N.A.
Alfred J. Bianchetti
Martin Brody                             Shareholder
Dwight B. Crane                          Servicing Agent
Burt Dorsett                             Smith Barney Private Trust
Elliot Jaffe                             388 Greenwich Street, 22nd Floor
Stephen E. Kaufman                       New York, New York 10013
Joseph J. McCann
Heath B. McLendon, Chairman              Sub-Shareholder
Cornelius Rose                           Servicing Agent
                                         First Data Investor Services Group,
James J. Crisona, Emeritus               Inc.
                                         P.O. Box 9699
Officers                                 Providence, Rhode Island 02940-9699
Heath B. McLendon
President and                            This report is submitted for the
Chief Executive Officer                  general information of the shareholders
                                         of Smith Barney New Jersey Municipals
Lewis E. Daidone                         Fund Inc. It is not authorized for
Senior Vice President                    distribution to prospective investors
and Treasurer                            unless accompanied or preceded by a
                                         current Prospectus for the Fund, which
Joseph P. Deane                          contains information concerning the
Vice President                           Fund's investment policies and expenses
and Investment Officer                   as well as other pertinent information

Paul A. Brook
Controller                               Salomon Smith Barney is a service mark
                                         of Salomon Smith Barney Inc.
Christina T. Sydor
Secretary                                Smith Barney New Jersey
                                         Municipals Fund Inc.
Investment Adviser                       388 Greenwich Street, MF-2
and Administrator                        New York, New York 10013
SSB Citi Fund Management LLC
                                         www.smithbarney.com/mutualfunds
Distributor
CFBDS, Inc.